UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025-7713


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     2/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             122

Form 13F Information Table Value Total:  $    1,043,489
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                     COM             001055102      238     5,500          SOLE                    5,500      0    0
AGL RESOURCES INC             COM             001204106      243     5,751          SOLE                    5,751      0    0
AT&T INC                      COM             00206R102      402    13,282          SOLE                   13,282      0    0
ABBOTT LABORATORIES           COM             002824100      356     6,330          SOLE                    6,330      0    0
ALTRIA GROUP INC              COM             02209S103      446    15,051          SOLE                   15,051      0    0
AMAZON COM INC                COM             023135106      402     2,321          SOLE                    2,321      0    0
AMERICAN EXPRESS CO           COM             025816109      826    17,510          SOLE                   17,510      0    0
AMERIPRISE FINL INC           COM             03076C106      254     5,120          SOLE                    5,120      0    0
ANADARKO PETROLEUM CORP       COM             032511107      584     7,648          SOLE                    7,648      0    0
APACHE CORP                   COM             037411105   14,228   157,081          SOLE                  157,081      0    0
APPLE INC                     COM             037833100    2,108     5,204          SOLE                    5,204      0    0
AUTOMATIC DATA PROCESSING INC COM             053015103      209     3,866          SOLE                    3,866      0    0
B C E INC NEW                 COM             05534B760      245     5,873          SOLE                    5,873      0    0
BP PLC                        SPNSRD ADR      055622104      706    16,530          SOLE                   16,530      0    0
BP PRUDHOE BAY ROYALTY TRUST  UNIT BEN INT    055630107      399     3,500          SOLE                    3,500      0    0
BRE PROPERTIES INC            COM CLASS A     05564E106   22,804   451,753          SOLE                  451,753      0    0
BAIDU INC                     SPNSRD ADR      056752108   12,879   110,579          SOLE                  110,579      0    0
BAKER HUGHES INC              COM             057224107    1,099    22,594          SOLE                   22,594      0    0
BANK AMER CORP                COM             060505104      728   130,924          SOLE                  130,924      0    0
BARRICK GOLD CORP             COM             067901108   52,061 1,150,515          SOLE                1,150,515      0    0
BERKSHIRE HATHAWAY INC DEL    COM CLASS A     084670108      344         3          SOLE                        3      0    0
BERKSHIRE HATHAWAY INC        COM CLASS B     084670702      260     3,409          SOLE                    3,409      0    0
BHP BILLITON LTD              SPNSRD ADR      088606108      258     3,648          SOLE                    3,648      0    0
BOEING COMPANY                COM             097023105   18,959   258,473          SOLE                  258,473      0    0
BOSTON PROPERTIES INC         COM             101121101   14,334   143,914          SOLE                  143,914      0    0
BRISTOL MYERS SQUIBB CO       COM             110122108    1,150    32,643          SOLE                   32,643      0    0
CNOOC LTD SPNSRD ADR          SPNSRD ADR      126132109    7,935    45,426          SOLE                   45,426      0    0
CATERPILLAR INC DEL           COM             149123101   25,410   280,465          SOLE                  280,465      0    0
CHEVRON CORP NEW              COM             166764100    4,019    37,774          SOLE                   37,774      0    0
CHINA MOBILE LTD              SPNSRD ADR      16941M109    9,489   195,698          SOLE                  195,698      0    0
CHINA PETROLEUM & CHEM        SPNSRD ADR      16941R108      210     2,000          SOLE                    2,000      0    0
CHINA UNICOM (HONG KONG) LTD  SPNSRD ADR      16945R104   14,930   706,595          SOLE                  706,595      0    0
CISCO SYS INC                 COM             17275R102    2,320   128,301          SOLE                  128,301      0    0
CITIGROUP INC                 COM             172967424      209     7,936          SOLE                    7,936      0    0
COACH INC                     COM             189754104   21,190   347,156          SOLE                  347,156      0    0
COCA-COLA COMPANY             COM             191216100      619     8,842          SOLE                    8,842      0    0
CONOCOPHILLIPS                COM             20825C104      453     6,217          SOLE                    6,217      0    0
CTRIP COM INTL LTD            AMER DEP SHS    22943F100    5,299   226,465          SOLE                  226,465      0    0
DELL INC                      COM             24702R101   18,861 1,289,226          SOLE                1,289,226      0    0
DEVON ENERGY CORP (NEW)       COM             25179M103   15,957   257,364          SOLE                  257,364      0    0
DIGITAL REALTY TRUST INC      COM             253868103   21,511   322,656          SOLE                  322,656      0    0
ECHELON CORP                  COM             27874N105       51    10,550          SOLE                   10,550      0    0
ENTERPRISE PRODUCTS PARTNERS  COM             293792107      288     6,200          SOLE                    6,200      0    0
EQUITY RESIDENTIAL            SH BEN INT      29476L107   19,655   344,651          SOLE                  344,651      0    0
ESSEX PROPERTIES TRUST        COM             297178105   18,882   134,385          SOLE                  134,385      0    0
EXELON CORP                   COM             30161N101      245     5,650          SOLE                    5,650      0    0
EXXON MOBIL CORP              COM             30231G102    6,627    78,190          SOLE                   78,190      0    0
FRONTIER COMMUNICATIONS GROUP COM             35906A108       52    10,038          SOLE                   10,038      0    0
GENERAL ELEC CO               COM             369604103    2,104   117,457          SOLE                  117,457      0    0
GILEAD SCIENCES INC           COM             375558103      223     5,450          SOLE                    5,450      0    0
GOLDCORP INC                  COM             380956409   45,095 1,019,092          SOLE                1,019,092      0    0
GOLDMAN SACHS GROUP INC       COM             38141G104   12,795   141,494          SOLE                  141,494      0    0
GOOGLE INC                    COM- CLASS A    38259P508   23,517    36,409          SOLE                   36,409      0    0
HIGHWOODS PROPERTIES INC      COM             431284108    9,764   329,089          SOLE                  329,089      0    0
HOME DEPOT INC                COM             437076102      265     6,298          SOLE                    6,298      0    0
HONEYWELL INTERNATIONAL INC   COM             438516106   21,357   392,952          SOLE                  392,952      0    0
INTEL CORP                    COM             458140100   27,709 1,142,633          SOLE                1,142,633      0    0
INTERNATIONAL BUSINESS MACHS  COM             459200101    1,564     8,505          SOLE                    8,505      0    0
INTUIT INC                    COM             461202103   12,652   240,576          SOLE                  240,576      0    0
ISHARES GOLD TRUST            ISHARES         464285105      379    24,878          SOLE                   24,878      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES INC                   MSCI SINGAPO    464286673   36,037 3,327,538          SOLE                3,327,538      0    0
ISHARES INC                   MSCI S KOREA    464286772      222     4,240          SOLE                    4,240      0    0
ISHARES INC                   MSCI HONG KO    464286871   26,241 1,696,271          SOLE                1,696,271      0    0
ISHARES TRUST                 DJ SEL DIV IDX  464287168      305     5,670          SOLE                    5,670      0    0
ISHARES TRUST                 FTSE CHI 25 IDX 464287184      615    17,631          SOLE                   17,631      0    0
ISHARES TRUST                 MSCI ACJPN IDX  464288182    1,399    28,041          SOLE                   28,041      0    0
JA SOLAR HOLDINGS             SPON ADR        466090107       20    15,000          SOLE                   15,000      0    0
JPMORGAN CHASE & CO           COM             46625H100    9,130   274,598          SOLE                  274,598      0    0
JOHNSON & JOHNSON             COM             478160104    1,668    25,435          SOLE                   25,435      0    0
KKR & CO LP                   COM UNITS       48248M102   29,862 2,327,515          SOLE                2,327,515      0    0
KINDER MORGAN ENERGY PARTNERS COM             494550106      272     3,200          SOLE                    3,200      0    0
LIBERTY PROPERTY TRUST        COM             531172104   11,210   363,018          SOLE                  363,018      0    0
MACK-CALI REALTY CORP         COM             554489104    9,788   366,742          SOLE                  366,742      0    0
MCDONALDS CORP                COM             580135101      610     6,083          SOLE                    6,083      0    0
MICROSOFT CORP                COM             594918104    1,051    40,477          SOLE                   40,477      0    0
MONSANTO COMPANY              COM             61166W101      470     6,703          SOLE                    6,703      0    0
MOSAIC CO NEW                 COM             61945C103    3,655    72,482          SOLE                   72,482      0    0
NASDAQ OMX GROUP INC 2.50%    NOTE8-15-2013   631103AA6    1,164 1,147,000          SOLE                1,147,000      0    0
NETAPP INC                    COM             64110D104      628    17,305          SOLE                   17,305      0    0
NEWMONT MINING CORP           COM             651639106    1,292    21,535          SOLE                   21,535      0    0
NIKE INC                      CLASS B         654106103      529     5,486          SOLE                    5,486      0    0
ONEOK PARTNERS LP             UNIT LTDPARTN   68268N103      364     6,296          SOLE                    6,296      0    0
ORACLE CORP                   COM             68389X105   20,376   794,381          SOLE                  794,381      0    0
PEPSICO INC                   COM             713448108      563     8,490          SOLE                    8,490      0    0
PETROCHINA CO LTD             COM             71646E100   17,577   141,393          SOLE                  141,393      0    0
PFIZER INC                    COM             717081103    1,044    48,245          SOLE                   48,245      0    0
PHILIP MORRIS INTL INC        COM             718172109    1,244    15,850          SOLE                   15,850      0    0
PIEDMONT OFFICE REALTY TRUST  COM- CLASS A    720190206   14,239   835,651          SOLE                  835,651      0    0
PIMCO HIGH INCOME FUND        COM             722014107   38,026 3,163,587          SOLE                3,163,587      0    0
PIMCO CORPORATE OPPTY FUND    COM             72201B101   17,630 1,014,987          SOLE                1,014,987      0    0
PLAINS ALL AMERICAN PIPELINE  COM             726503105      257     3,502          SOLE                    3,502      0    0
POWERSHARES QQQ TRUST         UNIT-SER 1      73935A104      749    13,418          SOLE                   13,418      0    0
PRECISION CASTPARTS CORP      COM             740189105      218     1,322          SOLE                    1,322      0    0
PROCTER & GAMBLE CO           COM             742718109    1,797    26,942          SOLE                   26,942      0    0
PROSHARES TR II               ULTRASHTEURO    74347W882   58,942 2,896,405          SOLE                2,896,405      0    0
PUBLIC STORAGE                COM             74460D109      321     2,384          SOLE                    2,384      0    0
QUALCOMM INC                  COM             747525103      335     6,116          SOLE                    6,116      0    0
ROYAL DUTCH SHELL PLC         CL A ADR        780259206    1,409    19,283          SOLE                   19,283      0    0
S&P DEPOSITORY RECEIPTS TRUST TR UNIT         78462F103      666     5,306          SOLE                    5,306      0    0
SPDR GOLD TRUST               GOLD SHS        78463V107   86,302   567,813          SOLE                  567,813      0    0
SPDR S&P MIDCAP 400 ETF TRUST UNIT SER-1      78467Y107      421     2,640          SOLE                    2,640      0    0
SCHLUMBERGER LIMITED          COM             806857108   16,763   245,398          SOLE                  245,398      0    0
SIEMENS A G                   SPON ADR        826197501      259     2,710          SOLE                    2,710      0    0
SOUTHERN COMPANY              COM             842587107      217     4,685          SOLE                    4,685      0    0
SOUTHERN COPPER CORP          COM             84265V105      232     7,700          SOLE                    7,700      0    0
SUNOCO LOGISTICS PARTNERS LP  COM             86764L108      366     9,300          SOLE                    9,300      0    0
3M CO                         COM             88579Y101      272     3,325          SOLE                    3,325      0    0
TIFFANY & CO NEW              COM             886547108   14,427   217,740          SOLE                  217,740      0    0
TRANSCANADA CORP              COM             89353D107      284     6,500          SOLE                    6,500      0    0
TRAVELERS COS INC             COM             89417E109      906    15,315          SOLE                   15,315      0    0
UDR INC                       COM             902653104   18,985   756,364          SOLE                  756,364      0    0
UNITED PARCEL SERVICE INC     COM             911312106   11,442   156,332          SOLE                  156,332      0    0
VARIAN MEDICAL SYSTEMS INC    COM             92220P105      624     9,300          SOLE                    9,300      0    0
VANGUARD INDEX FUNDS          TOTAL STK MKT   922908769      438     6,814          SOLE                    6,814      0    0
VERIZON COMMUNICATIONS        COM             92343V104      445    11,086          SOLE                   11,086      0    0
VISA INC                      COM- CLASS A    92826C839   23,691   233,342          SOLE                  233,342      0    0
WASHINGTON REAL ESTATE INV    SH BEN INT      939653101   15,301   559,467          SOLE                  559,467      0    0
WELLS FARGO & CO (NEW)        COM             949746101   22,618   820,684          SOLE                  820,684      0    0
WEYERHAEUSER COMPANY          COM             962166104      247    13,235          SOLE                   13,235      0    0
YAMANA GOLD INC               COM             98462Y100   16,056 1,093,011          SOLE                1,093,011      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
YUM! BRANDS INC               COM             988498101    2,496    42,300          SOLE                   42,300      0    0
TYCO INTERNATIONAL LTD        COM             H89128104      614    13,148          SOLE                   13,148      0    0